The Company - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Jun. 21, 2016 Director	Sep. 30, 2016 Patient	Dec. 31, 2017
Disclosure Of Company [Line items]
Number of directors after additions | Director	8
Viaskin Peanut [member] | Bottom of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated			4 years
Viaskin Peanut [member] | Top of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated			11 years
Viaskin Milk [member]
Disclosure Of Company [Line items]
Number of patients evaluated | Patient		198
Viaskin Milk [member] | Bottom of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated		2 years
Viaskin Milk [member] | Top of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated		17 years